Business Segment Information (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	$ 3,194,052	$ 2,946,199	$ 6,230,440	$ 5,828,328
Inter - segment revenue	0	0	0	0
Segment depreciation and amortization	(136,289)	(120,907)	(272,273)	(245,365)
Operating income	509,544	466,565	954,628	891,744
Segment assets	19,052,634		19,052,634		17,094,661
Capital expenditures, acquisitions and investments	904,884	328,402	1,360,842	517,882
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	3,189,867	2,946,106	6,222,388	5,828,017
Inter - segment revenue	1,815	1,263	3,509	1,828
Segment revenue	3,191,682	2,947,369	6,225,897	5,829,845
Segment depreciation and amortization	(109,377)	(96,512)	(217,953)	(196,782)
Operating income	551,601	505,192	1,034,717	964,028
Segment assets	16,957,094	15,229,875	16,957,094	15,229,875
thereof investments in equity method investees	344,986	20,021	344,986	20,021
Capital expenditures, acquisitions and investments	872,192	164,924	1,300,838	323,741
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	2,027,419	2,026,582	4,004,707	3,986,270
Inter - segment revenue	1,815	1,263	3,509	1,828
Segment revenue	2,029,234	2,027,845	4,008,216	3,988,098
Segment depreciation and amortization	(66,555)	(63,004)	(134,782)	(126,715)
Operating income	348,457	332,097	660,563	640,003
Segment assets	11,415,424	11,281,830	11,415,424	11,281,830
thereof investments in equity method investees	339,230	16,543	339,230	16,543
Capital expenditures, acquisitions and investments	74,555	71,316	462,425	144,883
Exclusion of non-cash acquisitions	6,000		6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	1,162,448	919,524	2,217,681	1,841,747
Inter - segment revenue	0	0	0	0
Segment revenue	1,162,448	919,524	2,217,681	1,841,747
Segment depreciation and amortization	(42,822)	(33,508)	(83,171)	(70,067)
Operating income	203,144	173,095	374,154	324,025
Segment assets	5,541,670	3,948,045	5,541,670	3,948,045
thereof investments in equity method investees	5,756	3,478	5,756	3,478
Capital expenditures, acquisitions and investments	797,637	93,608	838,413	178,858
Exclusion of non-cash acquisitions	1,731	8,884	1,731	8,884
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	4,185	93	8,052	311
Inter - segment revenue	(1,815)	(1,263)	(3,509)	(1,828)
Segment revenue	2,370	(1,170)	4,543	(1,517)
Segment depreciation and amortization	(26,912)	(24,395)	(54,320)	(48,583)
Operating income	(42,057)	(38,627)	(80,089)	(72,284)
Segment assets	2,095,540	769,689	2,095,540	769,689
thereof investments in equity method investees	0	0	0	0
Capital expenditures, acquisitions and investments	32,692	163,478	60,004	194,141
Exclusion of non-cash acquisitions		$ 2,125		$ 2,125